Deferred Revenue	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
15.	Deferred Revenue

Current deferred revenue included $2,766 of advances from customers (December 31, 2015 - $1,595) and $nil from Chinese government for stockpiling of H5N1 vaccines (December 31, 2015 - $6,549).

Long-term deferred revenue included $89 received from the Chinese government for stockpiling of H5N1 vaccines (December 31, 2015 - $nil).